Significant Accounting Policies [Text Block]: Regulatory Depreciation and Amortization, Policy (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Regulatory Depreciation and Amortization, Policy

Property and Equipment

Property and equipment are recorded at cost and are depreciated when placed into service using the straight-line method based on their estimated useful lives of five year. Equipment under capital leases are stated at the lower of fair market value or net present value of the minimum lease payments at the inception of the leases.